Semi-Annual Report
JUNE 30, 2002

.. Allmerica Select Resource
.. Allmerica Select Resource II
.. Allmerica Select Charter
.. Allmerica Select Reward

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund
   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Deutsche Asset Management
885 Third Avenue, New York, NY 10022
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund
  Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

                              GENERAL INFORMATION



Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund
  FT VIP Franklin Small Cap Value Securities Fund
  FT VIP Mutual Shares Securities Fund
  FT VIP Templeton Foreign Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85    5/1/02  -23.24% -0.41%    7.32%    -9.22%
AIT Equity Index Fund                                         9/28/90   10/6/00  -19.46%  1.97%    9.42%   -18.66%
AIT Government Bond Fund                                      8/26/91    5/1/02    6.92%  5.22%    4.78%     1.97%
AIT Money Market Fund                                         4/29/85   10/8/92    1.12%  3.55%    3.30%     3.33%
AIT Select Aggressive Growth Fund                             8/21/92    9/8/92  -26.76% -4.91%    5.55%     5.58%
AIT Select Capital Appreciation Fund                          4/28/95   4/28/95  -12.47%  6.63%   10.95%    10.96%
AIT Select Emerging Markets Fund                              2/20/98   2/20/98   -8.82%    N/A   -8.39%    -8.39%
AIT Select Growth Fund                                        8/21/92    9/8/92  -28.03% -1.17%    5.88%     5.91%
AIT Select Growth and Income Fund                             8/21/92    9/8/92  -22.32% -1.67%    5.63%     5.66%
AIT Select International Equity Fund                           5/2/94    5/3/94  -12.44% -0.97%    4.13%     4.13%
AIT Select Investment Grade Income Fund                       4/29/85    9/8/92    5.98%  5.15%    4.77%     4.80%
AIT Select Strategic Growth Fund                              2/20/98   2/20/98  -47.59%    N/A  -23.34%   -23.34%
AIT Select Strategic Income Fund                               7/3/00   10/6/00    5.43%    N/A    6.49%     7.03%
AIT Select Value Opportunity Fund                             4/30/93   2/20/98   -4.19%  7.31%   10.63%     5.06%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98   10/6/00  -24.19%    N/A   -2.03%   -26.95%
AIM V.I. Blue Chip Fund                                      12/29/99   10/6/00  -25.44%    N/A  -20.17%   -27.36%
AIM V.I. Premier Equity Fund                                   5/5/93   10/6/00  -27.75%  0.12%    8.23%   -23.28%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.48%   -11.17%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.04%    N/A    1.51%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    5/1/01    5/1/02   14.79%    N/A   13.76%    -5.87%
AllianceBernstein Value Portfolio                              5/1/01    5/1/02   -4.10%    N/A   -4.25%    -6.35%
Alliance Growth and Income Portfolio                          1/14/91   10/6/00  -18.91%  6.74%   11.55%    -7.21%
Alliance Premier Growth Portfolio                             6/26/92   2/23/01  -27.80%  1.89%   10.34%   -23.80%
Alliance Technology Portfolio                                 1/11/96    5/1/02  -39.53%  2.18%    3.64%   -17.26%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -27.73% -0.95%    7.32%   -14.53%
AIT Equity Index Fund                                        -24.18%  1.41%    9.42%   -21.24%
AIT Government Bond Fund                                       0.66%  4.72%    4.78%    -4.00%
AIT Money Market Fund                                         -4.89%  2.92%    3.18%     3.21%
AIT Select Aggressive Growth Fund                            -31.33% -5.71%    5.33%     5.36%
AIT Select Capital Appreciation Fund                         -17.78%  6.00%   10.81%    10.82%
AIT Select Emerging Markets Fund                             -14.23%    N/A   -9.05%    -9.05%
AIT Select Growth Fund                                       -32.57% -1.98%    5.63%     5.66%
AIT Select Growth and Income Fund                            -27.15% -2.49%    5.38%     5.41%
AIT Select International Equity Fund                         -17.81% -1.78%    3.86%     3.87%
AIT Select Investment Grade Income Fund                       -0.40%  4.46%    4.57%     4.59%
AIT Select Strategic Growth Fund                             -50.73%    N/A  -23.95%   -23.95%
AIT Select Strategic Income Fund                              -0.74%    N/A    3.62%     3.69%
AIT Select Value Opportunity Fund                             -9.91%  6.79%   10.60%     4.37%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -28.63%    N/A   -2.67%   -29.26%
AIM V.I. Blue Chip Fund                                      -29.81%    N/A  -21.63%   -29.66%
AIM V.I. Premier Equity Fund                                 -31.99% -0.43%    8.22%   -25.71%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A  -13.84%   -16.36%
AIM V.I. Capital Development Fund (Series II Shares)         -18.13%    N/A    0.85%   -14.86%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    8.29%    N/A    8.70%   -11.38%
AllianceBernstein Value Portfolio                             -9.71%    N/A   -8.71%   -11.83%
Alliance Growth and Income Portfolio                         -23.68%  6.27%   11.55%   -10.16%
Alliance Premier Growth Portfolio                            -31.84%  1.32%   10.34%   -26.73%
Alliance Technology Portfolio                                -43.06%  1.62%    3.52%   -22.10%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                   Without Surrender Charge               With Surrender Charge
                                                                           and Contract Fee                   and Contract Fee*
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                 10 Years or Life of
                                         Fund   Account                  or Life       Sub-                  or Life       Sub-
                                    Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund  8/22/97   10/6/00  -15.35%    N/A   -4.21%   -19.99%   -20.30%    N/A   -4.75%   -22.51%
Deutsche VIT Small Cap Index Fund    8/22/97   10/6/00  -10.01%    N/A    1.53%    -3.84%   -15.27%    N/A    0.96%    -6.88%

Eaton Vance Variable Trust
Eaton Vance VT Floating
  Rate-Income Fund                    5/1/01    5/1/01   -0.56%    N/A   -0.23%    -0.23%    -6.38%    N/A   -4.88%    -4.88%
Eaton Vance VT Worldwide Health
  Sciences Fund                       5/1/01    5/1/01  -15.28%    N/A  -13.29%   -13.29%   -20.23%    N/A  -17.34%   -17.34%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP
III)
Fidelity VIP Equity-Income
  Portfolio                          10/9/86    5/1/95  -11.25%  3.33%   10.62%     8.78%   -16.68%  2.58%   10.50%     8.61%
Fidelity VIP Growth Portfolio        10/9/86    5/1/95  -27.44%  2.79%   10.24%     8.65%   -31.94%  2.07%   10.13%     8.50%
Fidelity VIP High Income Portfolio   9/19/85    5/1/95  -10.36% -7.17%    1.82%    -1.32%   -15.77% -7.87%    1.69%    -1.50%
Fidelity VIP II Contrafund
  Portfolio                           1/3/95   10/6/00   -4.68%  6.37%   12.94%   -10.62%   -10.26%  5.89%   12.94%   -13.44%
Fidelity VIP III Growth & Income
  Portfolio                         12/31/96   10/6/00  -17.92%  2.30%    4.57%   -15.25%   -22.73%  1.74%    4.27%   -17.92%
Fidelity VIP III Mid Cap Portfolio  12/28/98   10/6/00    0.37%    N/A   19.55%    -1.26%    -5.52%    N/A   18.81%    -4.39%
Fidelity VIP III Value Strategies
  Portfolio                          2/20/02    5/1/02      N/A    N/A   -7.46%   -11.81%       N/A    N/A  -12.88%   -16.96%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund              5/1/96    5/1/02  -24.64%  3.91%    6.61%    -9.23%   -29.04%  3.39%    6.49%   -14.54%
FT VIP Franklin Small Cap Fund       11/1/95   10/6/00  -22.43%  3.24%    7.65%   -26.32%   -26.97%  2.70%    7.55%   -28.65%
FT VIP Franklin Small Cap Value
  Securities Fund                     5/1/98    5/1/02    6.22%    N/A    2.94%    -6.23%     0.01%    N/A    2.28%   -11.72%
FT VIP Mutual Shares Securities
  Fund                               11/8/96   10/6/00   -9.12%  6.19%    7.35%     3.95%   -14.45%  5.71%    7.09%     0.67%
FT VIP Templeton Foreign
  Securities Fund                     5/1/92    5/1/02   -9.94%  0.31%    8.03%    -3.61%   -15.20% -0.23%    8.03%    -9.25%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund            8/25/97   10/6/00  -35.72%    N/A   -1.85%   -38.32%   -39.48%    N/A   -2.41%   -40.27%
INVESCO VIF Health Sciences Fund     5/22/97   10/6/00  -16.49%  8.41%    8.20%   -15.23%   -21.38%  7.97%    7.91%   -17.91%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                       9/13/93   10/6/00  -34.56%  0.36%    7.29%   -45.01%
Janus Aspen Growth Portfolio                                  9/13/93   10/6/00  -29.32%  1.87%    7.17%   -30.98%
Janus Aspen Growth and Income Portfolio                        5/1/98   10/6/00  -18.24%    N/A    6.43%   -19.23%
Janus Aspen International Growth Portfolio                     5/2/94   10/6/00  -21.49%  1.84%    9.26%   -27.27%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00    5/1/02  -45.98%    N/A  -27.50%   -18.91%
MFS New Discovery Series                                       5/1/98    5/1/02  -23.20%    N/A    5.44%   -10.75%
MFS Total Return Series                                        1/3/95    5/1/02   -3.28%  5.84%   10.19%    -4.08%
MFS Utilities Series                                           1/3/95    5/1/02  -33.66%  1.74%    8.60%   -12.62%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85    5/1/02  -26.97%  4.71%   11.31%   -12.58%
Oppenheimer Global Securities Fund/VA                        11/12/90    5/1/02  -12.33%  8.56%   10.78%    -7.37%
Oppenheimer High Income Fund/VA                               4/30/86    5/1/02   -5.13% -0.45%    5.43%    -5.70%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95    5/1/02  -12.68%  0.80%    9.11%    -7.09%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87    5/1/02  -11.27%  3.60%    7.33%    -6.15%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   10/31/97    5/1/01  -15.50%    N/A    3.52%   -16.26%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95    5/1/01   12.62%  5.12%   10.54%    16.91%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   10/6/00  -40.63%    N/A  -13.34%   -46.41%
SVS Dreman Financial Services Portfolio                        5/4/98   10/6/00   -5.52%    N/A    1.43%     1.92%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94    5/1/95  -12.30% -3.99%    1.48%     1.19%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                      -38.39% -0.19%    7.29%   -46.74%
Janus Aspen Growth Portfolio                                 -33.46%  1.31%    7.17%   -33.16%
Janus Aspen Growth and Income Portfolio                      -23.02%    N/A    5.83%   -21.78%
Janus Aspen International Growth Portfolio                   -26.09%  1.29%    9.25%   -29.57%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -49.14%    N/A  -29.03%   -23.66%
MFS New Discovery Series                                     -27.69%    N/A    4.82%   -15.97%
MFS Total Return Series                                       -8.94%  5.35%   10.19%    -9.69%
MFS Utilities Series                                         -37.54%  1.18%    8.60%   -17.73%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -31.24%  4.20%   11.31%   -17.69%
Oppenheimer Global Securities Fund/VA                        -17.46%  8.12%   10.78%   -12.78%
Oppenheimer High Income Fund/VA                              -10.68% -0.99%    5.43%   -11.22%
Oppenheimer Main Street Growth & Income Fund/VA              -17.79%  0.25%    9.02%   -12.52%
Oppenheimer Multiple Strategies Fund/VA                      -16.46%  3.07%    7.33%   -11.64%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   -20.45%    N/A    1.42%   -20.16%
Pioneer Real Estate Shares VCT Portfolio                       6.12%  4.62%   10.54%    11.86%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -44.10%    N/A  -14.34%   -48.11%
SVS Dreman Financial Services Portfolio                      -11.05%    N/A    0.76%    -1.30%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -17.57% -4.67%    1.35%     1.05%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Without Surrender Charge
                                                                                                     and Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85    5/1/02  -23.25% -0.41%    7.32%     -9.22%
AIT Equity Index Fund                                         9/28/90   2/23/01  -19.46%  1.97%    9.42%    -16.01%
AIT Government Bond Fund                                      8/26/91    5/1/02    6.92%  5.22%    4.78%      1.97%
AIT Money Market Fund                                         4/29/85   10/8/92    1.12%  3.55%    3.30%      3.65%
AIT Select Aggressive Growth Fund                             8/21/92   4/21/94  -26.76% -4.91%    5.55%      2.84%
AIT Select Capital Appreciation Fund                          4/28/95   4/28/95  -12.47%  6.63%   10.95%     10.95%
AIT Select Emerging Markets Fund                              2/20/98   2/20/98   -8.82%    N/A   -8.39%     -8.39%
AIT Select Growth Fund                                        8/21/92   4/21/94  -28.03% -1.17%    5.88%      6.66%
AIT Select Growth and Income Fund                             8/21/92   4/20/94  -22.32% -1.67%    5.63%      6.26%
AIT Select International Equity Fund                           5/2/94    5/3/94  -12.44% -0.97%    4.13%      4.13%
AIT Select Investment Grade Income Fund                       4/29/85   4/20/94    5.97%  5.15%    4.77%      5.33%
AIT Select Strategic Growth Fund                              2/20/98   2/20/98  -47.59%    N/A  -23.34%    -23.34%
AIT Select Strategic Income Fund                               7/3/00   2/23/01    5.44%    N/A    6.50%      5.10%
AIT Select Value Opportunity Fund                             4/30/93   2/20/98   -4.19%  7.31%   10.63%      5.06%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98   2/23/01  -24.20%    N/A   -2.03%    -19.68%
AIM V.I. Blue Chip Fund                                      12/29/99   2/23/01  -25.44%    N/A  -20.17%    -23.07%
AIM V.I. Premier Equity Fund                                   5/5/93   2/23/01  -27.75%  0.13%    8.23%    -22.85%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.49%    -11.17%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.04%    N/A    1.51%     -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    5/1/01    5/1/02   14.79%    N/A   13.76%     -5.87%
AllianceBernstein Value Portfolio                              5/1/01    5/1/02   -4.10%    N/A   -4.25%     -6.35%
Alliance Growth and Income Portfolio                          1/14/91   2/23/01  -18.91%  6.74%   11.55%    -11.79%
Alliance Premier Growth Portfolio                             6/26/92   2/23/01  -27.80%  1.89%   10.34%    -23.80%
Alliance Technology Portfolio                                 1/11/96    5/1/02  -39.53%  2.18%    3.64%    -17.27%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -27.74% -0.95%    7.32%   -14.53%
AIT Equity Index Fund                                        -24.18%  1.41%    9.42%   -19.41%
AIT Government Bond Fund                                       0.66%  4.72%    4.78%    -4.00%
AIT Money Market Fund                                         -4.89%  2.91%    3.15%     3.50%
AIT Select Aggressive Growth Fund                            -31.32% -5.69%    5.34%     2.58%
AIT Select Capital Appreciation Fund                         -17.78%  6.01%   10.83%    10.83%
AIT Select Emerging Markets Fund                             -14.24%    N/A   -9.06%    -9.06%
AIT Select Growth Fund                                       -32.55% -1.97%    5.64%     6.43%
AIT Select Growth and Income Fund                            -27.16% -2.50%    5.37%     6.01%
AIT Select International Equity Fund                         -17.81% -1.78%    3.86%     3.86%
AIT Select Investment Grade Income Fund                       -0.43%  4.42%    4.54%     5.09%
AIT Select Strategic Growth Fund                             -50.76%    N/A  -23.99%   -23.99%
AIT Select Strategic Income Fund                              -0.73%    N/A    3.63%     0.85%
AIT Select Value Opportunity Fund                             -9.91%  6.78%   10.60%     4.36%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -28.63%    N/A   -2.67%   -22.92%
AIM V.I. Blue Chip Fund                                      -29.81%    N/A  -21.63%   -26.18%
AIM V.I. Premier Equity Fund                                 -31.98% -0.42%    8.23%   -25.97%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A  -13.84%   -16.37%
AIM V.I. Capital Development Fund (Series II Shares)         -18.13%    N/A    0.85%   -14.86%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                    8.29%    N/A    8.70%   -11.38%
AllianceBernstein Value Portfolio                             -9.71%    N/A   -8.71%   -11.83%
Alliance Growth and Income Portfolio                         -23.67%  6.26%   11.54%   -15.36%
Alliance Premier Growth Portfolio                            -32.03%  1.33%   10.34%   -26.88%
Alliance Technology Portfolio                                -43.07%  1.62%    3.52%   -22.11%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                   Without Surrender Charge               With Surrender Charge
                                                                           and Contract Fee                   and Contract Fee*
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                 10 Years or Life of
                                         Fund   Account                  or Life       Sub-                  or Life       Sub-
                                    Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund  8/22/97   2/23/01  -15.36%    N/A   -4.21%   -17.23%   -20.31%    N/A   -4.75%   -20.57%
Deutsche VIT Small Cap Index Fund    8/22/97   2/23/01  -10.01%    N/A    1.54%    -2.67%   -15.27%    N/A    0.96%    -6.60%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                         5/1/01    5/1/01   -0.56%    N/A   -0.23%    -0.23%    -6.38%    N/A   -4.88%    -4.88%
Eaton Vance VT Worldwide Health
  Sciences Fund                       5/1/01    5/1/01  -15.28%    N/A  -13.29%   -13.29%   -20.23%    N/A  -17.33%   -17.33%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                          10/9/86    5/1/95  -11.25%  3.33%   10.62%     8.78%   -16.68%  2.59%   10.51%     8.62%
Fidelity VIP Growth Portfolio        10/9/86    5/1/95  -27.44%  2.79%   10.24%     8.65%   -31.94%  2.08%   10.14%     8.51%
Fidelity VIP High Income Portfolio   9/19/85    5/1/95  -10.36% -7.17%    1.82%    -1.32%   -15.79% -7.90%    1.67%    -1.52%
Fidelity VIP II Contrafund
  Portfolio                           1/3/95   2/23/01   -4.69%  6.37%   12.94%    -4.87%   -10.26%  5.90%   12.94%    -8.71%
Fidelity VIP III Growth & Income
  Portfolio                         12/31/96   2/23/01  -17.92%  2.30%    4.57%   -13.89%   -22.72%  1.75%    4.27%   -17.37%
Fidelity VIP III Mid Cap Portfolio  12/28/98   2/23/01    0.37%    N/A   19.55%     1.13%    -5.51%    N/A   18.81%    -2.96%
Fidelity VIP III Value Strategies
  Portfolio                          2/20/02    5/1/02      N/A    N/A   -7.46%   -11.81%       N/A    N/A  -12.88%   -16.97%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
  Securities Fund                     5/1/96    5/1/02  -24.64%  3.91%    6.61%    -9.23%   -29.05%  3.39%    6.49%   -14.54%
FT VIP Franklin Small Cap Fund       11/1/95   2/23/01  -22.43%  3.24%    7.65%   -18.98%   -26.98%  2.70%    7.55%   -22.25%
FT VIP Franklin Small Cap Value
  Securities Fund                     5/1/98    5/1/02    6.22%    N/A    2.94%    -6.24%     0.01%    N/A    2.28%   -11.72%
FT VIP Mutual Shares Securities
  Fund                               11/8/96   2/23/01   -9.12%  6.19%    7.35%    -2.19%   -14.44%  5.72%    7.09%    -6.15%
FT VIP Templeton Foreign
  Securities Fund                     5/1/92    5/1/02   -9.94%  0.31%    8.03%    -3.61%   -15.20% -0.23%    8.03%    -9.24%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund            8/25/97   2/23/01  -35.73%    N/A   -1.86%   -32.15%   -39.49%    N/A   -2.42%   -34.89%
INVESCO VIF Health Sciences Fund     5/22/97   2/23/01  -16.49%  8.42%    8.20%   -12.33%   -21.38%  7.98%    7.92%   -15.88%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                            Without Surrender Charge
                                                                                                    and Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                       9/13/93   2/23/01  -34.56%  0.36%    7.29%   -34.71%
Janus Aspen Growth Portfolio                                  9/13/93   2/23/01  -29.32%  1.87%    7.17%   -25.68%
Janus Aspen Growth and Income Portfolio                        5/1/98   2/23/01  -18.24%    N/A    6.43%   -14.77%
Janus Aspen International Growth Portfolio                     5/2/94   2/23/01  -21.49%  1.86%    9.26%   -21.73%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00    5/1/02  -45.99%    N/A  -27.50%   -18.92%
MFS New Discovery Series                                       5/1/98    5/1/02  -23.20%    N/A    5.44%   -10.75%
MFS Total Return Series                                        1/3/95    5/1/02   -3.28%  5.83%   10.19%    -4.08%
MFS Utilities Series                                           1/3/95    5/1/02  -33.66%  1.74%    8.60%   -12.62%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85    5/1/02  -26.97%  4.71%   11.31%   -12.58%
Oppenheimer Global Securities Fund/VA                        11/12/90    5/1/02  -12.33%  8.56%   10.78%    -7.36%
Oppenheimer High Income Fund/VA                               4/30/86    5/1/02   -5.13% -0.45%    5.43%    -5.71%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95    5/1/02  -12.68%  0.80%    9.11%    -7.09%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87    5/1/02  -11.27%  3.60%    7.33%    -6.15%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   10/31/97    5/1/01  -15.51%    N/A    3.51%   -16.27%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95    5/1/01   12.62%  5.12%   10.54%    16.91%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   2/23/01  -40.63%    N/A  -13.34%   -36.63%
SVS Dreman Financial Services Portfolio                        5/4/98   2/23/01   -5.52%    N/A    1.43%     0.17%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94    5/1/95  -12.30% -3.99%    1.48%     1.18%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                      -38.39% -0.19%    7.29%   -37.34%
Janus Aspen Growth Portfolio                                 -33.46%  1.31%    7.17%   -28.68%
Janus Aspen Growth and Income Portfolio                      -23.02%    N/A    5.82%   -18.21%
Janus Aspen International Growth Portfolio                   -26.09%  1.30%    9.26%   -24.89%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -49.15%    N/A  -29.03%   -23.66%
MFS New Discovery Series                                     -27.69%    N/A    4.82%   -15.97%
MFS Total Return Series                                       -8.94%  5.35%   10.19%    -9.69%
MFS Utilities Series                                         -37.54%  1.18%    8.60%   -17.73%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -31.24%  4.20%   11.31%   -17.69%
Oppenheimer Global Securities Fund/VA                        -17.46%  8.12%   10.78%   -12.78%
Oppenheimer High Income Fund/VA                              -10.68% -0.99%    5.43%   -11.22%
Oppenheimer Main Street Growth & Income Fund/VA              -17.79%  0.24%    9.02%   -12.52%
Oppenheimer Multiple Strategies Fund/VA                      -16.47%  3.07%    7.33%   -11.64%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   -20.45%    N/A    1.42%   -20.17%
Pioneer Real Estate Shares VCT Portfolio                       6.12%  4.62%   10.54%    11.87%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -44.11%    N/A  -14.34%   -39.19%
SVS Dreman Financial Services Portfolio                      -11.05%    N/A    0.77%    -3.87%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -17.58% -4.66%    1.35%     1.05%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                          Without Contract Fee
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                    4/29/85    5/1/02  -23.24% -0.41%    7.32%    -9.22%
AIT Equity Index Fund                                                   9/28/90   10/6/00  -19.46%  1.97%    9.42%   -18.66%
AIT Government Bond Fund                                                8/26/91    5/1/02    6.92%  5.22%    4.78%     1.97%
AIT Money Market Fund                                                   4/29/85   10/8/92    1.12%  3.55%    3.30%     3.33%
AIT Select Aggressive Growth Fund                                       8/21/92    9/8/92  -26.76% -4.91%    5.55%     5.58%
AIT Select Capital Appreciation Fund                                    4/28/95   4/28/95  -12.47%  6.63%   10.95%    10.96%
AIT Select Emerging Markets Fund                                        2/20/98   2/20/98   -8.82%    N/A   -8.39%    -8.39%
AIT Select Growth Fund                                                  8/21/92    9/8/92  -28.03% -1.17%    5.88%     5.91%
AIT Select Growth and Income Fund                                       8/21/92    9/8/92  -22.32% -1.67%    5.63%     5.66%
AIT Select International Equity Fund                                     5/2/94    5/3/94  -12.44% -0.97%    4.13%     4.13%
AIT Select Investment Grade Income Fund                                 4/29/85    9/8/92    5.98%  5.15%    4.77%     4.80%
AIT Select Strategic Growth Fund                                        2/20/98   2/20/98  -47.59%    N/A  -23.34%   -23.34%
AIT Select Strategic Income Fund                                         7/3/00   10/6/00    5.43%    N/A    6.49%     7.03%
AIT Select Value Opportunity Fund                                       4/30/93   2/20/98   -4.19%  7.31%   10.63%     5.06%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                          5/1/98   10/6/00  -24.19%    N/A   -2.03%   -26.95%
AIM V.I. Blue Chip Fund                                                12/29/99   10/6/00  -25.44%    N/A  -20.17%   -27.36%
AIM V.I. Premier Equity Fund                                             5/5/93   10/6/00  -27.75%  0.12%    8.23%   -23.28%
AIM V.I. Basic Value Fund (Series II Shares)                            9/10/01    5/1/02      N/A    N/A   -8.48%   -11.17%
AIM V.I. Capital Development Fund (Series II Shares)                     5/1/98    5/1/02  -13.04%    N/A    1.51%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                              5/1/01    5/1/02   14.79%    N/A   13.76%    -5.87%
AllianceBernstein Value Portfolio                                        5/1/01    5/1/02   -4.10%    N/A   -4.25%    -6.35%
Alliance Growth and Income Portfolio                                    1/14/91   10/6/00  -18.91%  6.74%   11.55%    -7.21%
Alliance Premier Growth Portfolio                                       6/26/92   2/23/01  -27.80%  1.89%   10.34%   -23.80%
Alliance Technology Portfolio                                           1/11/96    5/1/02  -39.53%  2.18%    3.64%   -17.26%

                                                                                        With Contract Fee*
                                                                                                  10 Years
                                                                                       10 Years or Life of
                                                                                        or Life       Sub-
                                                                             1      5   of Fund    Account
Sub-Accounts                                                              Year  Years (if less)  (if less)
----------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                   -23.24% -0.41%    7.32%    -9.22%
AIT Equity Index Fund                                                  -19.48%  1.96%    9.42%   -18.68%
AIT Government Bond Fund                                                 6.92%  5.22%    4.78%     1.96%
AIT Money Market Fund                                                    1.01%  3.39%    3.11%     3.14%
AIT Select Aggressive Growth Fund                                      -26.99% -5.12%    5.41%     5.44%
AIT Select Capital Appreciation Fund                                   -12.69%  6.44%   10.79%    10.80%
AIT Select Emerging Markets Fund                                        -8.99%    N/A   -8.65%    -8.65%
AIT Select Growth Fund                                                 -28.32% -1.38%    5.71%     5.74%
AIT Select Growth and Income Fund                                      -22.58% -1.90%    5.46%     5.49%
AIT Select International Equity Fund                                   -12.67% -1.19%    3.93%     3.93%
AIT Select Investment Grade Income Fund                                  5.78%  4.95%    4.58%     4.60%
AIT Select Strategic Growth Fund                                       -47.75%    N/A  -23.64%   -23.64%
AIT Select Strategic Income Fund                                         5.40%    N/A    6.47%     7.01%
AIT Select Value Opportunity Fund                                       -4.41%  7.11%   10.46%     4.80%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                        -24.22%    N/A   -2.04%   -26.98%
AIM V.I. Blue Chip Fund                                                -25.46%    N/A  -20.19%   -27.38%
AIM V.I. Premier Equity Fund                                           -27.76%  0.12%    8.22%   -23.30%
AIM V.I. Basic Value Fund (Series II Shares)                               N/A    N/A   -8.48%   -11.17%
AIM V.I. Capital Development Fund (Series II Shares)                   -13.04%    N/A    1.51%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                             14.79%    N/A   13.76%    -5.87%
AllianceBernstein Value Portfolio                                       -4.10%    N/A   -4.25%    -6.35%
Alliance Growth and Income Portfolio                                   -18.98%  6.73%   11.54%    -7.27%
Alliance Premier Growth Portfolio                                      -27.83%  1.88%   10.34%   -23.86%
Alliance Technology Portfolio                                          -39.53%  2.18%    3.64%   -17.26%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                Without Contract Fee
                                                                                                            10 Years
                                                                            Sub-                 10 Years or Life of
                                                                  Fund   Account                  or Life       Sub-
                                                             Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund                           8/22/97   10/6/00  -15.35%    N/A   -4.21%   -19.99%
Deutsche VIT Small Cap Index Fund                             8/22/97   10/6/00  -10.01%    N/A    1.53%    -3.84%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund                       5/1/01    5/1/01   -0.56%    N/A   -0.23%    -0.23%
Eaton Vance VT Worldwide Health Sciences Fund                  5/1/01    5/1/01  -15.28%    N/A  -13.29%   -13.29%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                          10/9/86    5/1/95  -11.25%  3.33%   10.62%     8.78%
Fidelity VIP Growth Portfolio                                 10/9/86    5/1/95  -27.44%  2.79%   10.24%     8.65%
Fidelity VIP High Income Portfolio                            9/19/85    5/1/95  -10.36% -7.17%    1.82%    -1.32%
Fidelity VIP II Contrafund Portfolio                           1/3/95   10/6/00   -4.68%  6.37%   12.94%   -10.62%
Fidelity VIP III Growth & Income Portfolio                   12/31/96   10/6/00  -17.92%  2.30%    4.57%   -15.25%
Fidelity VIP III Mid Cap Portfolio                           12/28/98   10/6/00    0.37%    N/A   19.55%    -1.26%
Fidelity VIP III Value Strategies Portfolio                   2/20/02    5/1/02      N/A    N/A   -7.46%   -11.81%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund               5/1/96    5/1/02  -24.64%  3.91%    6.61%    -9.23%
FT VIP Franklin Small Cap Fund                                11/1/95   10/6/00  -22.43%  3.24%    7.65%   -26.32%
FT VIP Franklin Small Cap Value Securities Fund                5/1/98    5/1/02    6.22%    N/A    2.94%    -6.23%
FT VIP Mutual Shares Securities Fund                          11/8/96   10/6/00   -9.12%  6.19%    7.35%     3.95%
FT VIP Templeton Foreign Securities Fund                       5/1/92    5/1/02   -9.94%  0.31%    8.03%    -3.61%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                                     8/25/97   10/6/00  -35.72%    N/A   -1.85%   -38.32%
INVESCO VIF Health Sciences Fund                              5/22/97   10/6/00  -16.49%  8.41%    8.20%   -15.23%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                       9/13/93   10/6/00  -34.56%  0.36%    7.29%   -45.01%
Janus Aspen Growth Portfolio                                  9/13/93   10/6/00  -29.32%  1.87%    7.17%   -30.98%
Janus Aspen Growth and Income Portfolio                        5/1/98   10/6/00  -18.24%    N/A    6.43%   -19.23%
Janus Aspen International Growth Portfolio                     5/2/94   10/6/00  -21.49%  1.84%    9.26%   -27.27%

                                                                              With Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund                          -15.35%    N/A   -4.21%   -19.99%
Deutsche VIT Small Cap Index Fund                            -10.04%    N/A    1.53%    -3.86%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund                      -0.57%    N/A   -0.25%    -0.25%
Eaton Vance VT Worldwide Health Sciences Fund                -15.28%    N/A  -13.30%   -13.30%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                         -11.51%  3.11%   10.48%     8.60%
Fidelity VIP Growth Portfolio                                -27.73%  2.59%   10.11%     8.48%
Fidelity VIP High Income Portfolio                           -10.54% -7.38%    1.66%    -1.52%
Fidelity VIP II Contrafund Portfolio                          -4.70%  6.37%   12.94%   -10.64%
Fidelity VIP III Growth & Income Portfolio                   -17.93%  2.30%    4.57%   -15.26%
Fidelity VIP III Mid Cap Portfolio                             0.33%    N/A   19.54%    -1.29%
Fidelity VIP III Value Strategies Portfolio                      N/A    N/A   -7.46%   -11.81%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund             -24.64%  3.91%    6.61%    -9.23%
FT VIP Franklin Small Cap Fund                               -22.44%  3.23%    7.65%   -26.33%
FT VIP Franklin Small Cap Value Securities Fund                6.22%    N/A    2.94%    -6.23%
FT VIP Mutual Shares Securities Fund                          -9.16%  6.18%    7.34%     3.92%
FT VIP Templeton Foreign Securities Fund                      -9.94%  0.31%    8.03%    -3.61%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                                    -35.74%    N/A   -1.86%   -38.34%
INVESCO VIF Health Sciences Fund                             -16.50%  8.41%    8.20%   -15.24%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                      -34.56%  0.36%    7.29%   -45.01%
Janus Aspen Growth Portfolio                                 -29.33%  1.87%    7.17%   -30.99%
Janus Aspen Growth and Income Portfolio                      -18.25%    N/A    6.42%   -19.24%
Janus Aspen International Growth Portfolio                   -21.50%  1.84%    9.25%   -27.28%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                          Without Contract Fee
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                                5/1/00    5/1/02  -45.98%    N/A  -27.50%   -18.91%
MFS New Discovery Series                                                 5/1/98    5/1/02  -23.20%    N/A    5.44%   -10.75%
MFS Total Return Series                                                  1/3/95    5/1/02   -3.28%  5.84%   10.19%    -4.08%
MFS Utilities Series                                                     1/3/95    5/1/02  -33.66%  1.74%    8.60%   -12.62%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                                 4/3/85    5/1/02  -26.97%  4.71%   11.31%   -12.58%
Oppenheimer Global Securities Fund/VA                                  11/12/90    5/1/02  -12.33%  8.56%   10.78%    -7.37%
Oppenheimer High Income Fund/VA                                         4/30/86    5/1/02   -5.13% -0.45%    5.43%    -5.70%
Oppenheimer Main Street Growth & Income Fund/VA                          7/5/95    5/1/02  -12.68%  0.80%    9.11%    -7.09%
Oppenheimer Multiple Strategies Fund/VA                                  2/9/87    5/1/02  -11.27%  3.60%    7.33%    -6.15%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                             10/31/97    5/1/01  -15.50%    N/A    3.52%   -16.26%
Pioneer Real Estate Shares VCT Portfolio                                 3/1/95    5/1/01   12.62%  5.12%   10.54%    16.91%

Scudder Variable Series II
Scudder Technology Growth Portfolio                                      5/3/99   10/6/00  -40.63%    N/A  -13.34%   -46.41%
SVS Dreman Financial Services Portfolio                                  5/4/98   10/6/00   -5.52%    N/A    1.43%     1.92%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                             3/31/94    5/1/95  -12.30% -3.99%    1.48%     1.19%

                                                                                        With Contract Fee*
                                                                                                  10 Years
                                                                                       10 Years or Life of
                                                                                        or Life       Sub-
                                                                             1      5   of Fund    Account
Sub-Accounts                                                              Year  Years (if less)  (if less)
----------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                              -45.98%    N/A  -27.50%   -18.91%
MFS New Discovery Series                                               -23.20%    N/A    5.44%   -10.75%
MFS Total Return Series                                                 -3.28%  5.84%   10.19%    -4.08%
MFS Utilities Series                                                   -33.66%  1.74%    8.60%   -12.62%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                               -26.97%  4.71%   11.31%   -12.58%
Oppenheimer Global Securities Fund/VA                                  -12.33%  8.56%   10.78%    -7.37%
Oppenheimer High Income Fund/VA                                         -5.13% -0.45%    5.43%    -5.70%
Oppenheimer Main Street Growth & Income Fund/VA                        -12.68%  0.80%    9.11%    -7.09%
Oppenheimer Multiple Strategies Fund/VA                                -11.27%  3.60%    7.33%    -6.15%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                             -15.51%    N/A    1.76%   -16.27%
Pioneer Real Estate Shares VCT Portfolio                                12.61%  5.11%   10.54%    16.89%

Scudder Variable Series II
Scudder Technology Growth Portfolio                                    -40.63%    N/A  -13.35%   -46.42%
SVS Dreman Financial Services Portfolio                                 -5.52%    N/A    1.42%     1.91%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                            -12.50% -4.21%    1.28%     0.98%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                                          Without Contract Fee
                                                                                                                      10 Years
                                                                                      Sub-                 10 Years or Life of
                                                                            Fund   Account                  or Life       Sub-
                                                                       Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                                Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                    4/29/85    5/1/02  -23.25% -0.41%    7.32%    -9.22%
AIT Equity Index Fund                                                   9/28/90   2/23/01  -19.46%  1.97%    9.42%   -16.01%
AIT Government Bond Fund                                                8/26/91    5/1/02    6.92%  5.22%    4.78%     1.97%
AIT Money Market Fund                                                   4/29/85   10/8/92    1.12%  3.55%    3.30%     3.65%
AIT Select Aggressive Growth Fund                                       8/21/92   4/21/94  -26.76% -4.91%    5.55%     2.84%
AIT Select Capital Appreciation Fund                                    4/28/95   4/28/95  -12.47%  6.63%   10.95%    10.95%
AIT Select Emerging Markets Fund                                        2/20/98   2/20/98   -8.82%    N/A   -8.39%    -8.39%
AIT Select Growth Fund                                                  8/21/92   4/21/94  -28.03% -1.17%    5.88%     6.66%
AIT Select Growth and Income Fund                                       8/21/92   4/20/94  -22.32% -1.67%    5.63%     6.26%
AIT Select International Equity Fund                                     5/2/94    5/3/94  -12.44% -0.97%    4.13%     4.13%
AIT Select Investment Grade Income Fund                                 4/29/85   4/20/94    5.97%  5.15%    4.77%     5.33%
AIT Select Strategic Growth Fund                                        2/20/98   2/20/98  -47.59%    N/A  -23.34%   -23.34%
AIT Select Strategic Income Fund                                         7/3/00   2/23/01    5.44%    N/A    6.50%     5.10%
AIT Select Value Opportunity Fund                                       4/30/93   2/20/98   -4.19%  7.31%   10.63%     5.06%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                          5/1/98   2/23/01  -24.20%    N/A   -2.03%   -19.68%
AIM V.I. Blue Chip Fund                                                12/29/99   2/23/01  -25.44%    N/A  -20.17%   -23.07%
AIM V.I. Premier Equity Fund                                             5/5/93   2/23/01  -27.75%  0.13%    8.23%   -22.85%
AIM V.I. Basic Value Fund (Series II Shares)                            9/10/01    5/1/02      N/A    N/A   -8.49%   -11.17%
AIM V.I. Capital Development Fund (Series II Shares)                     5/1/98    5/1/02  -13.04%    N/A    1.51%    -9.57%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                              5/1/01    5/1/02   14.79%    N/A   13.76%    -5.87%
AllianceBernstein Value Portfolio                                        5/1/01    5/1/02   -4.10%    N/A   -4.25%    -6.35%
Alliance Growth and Income Portfolio                                    1/14/91   2/23/01  -18.91%  6.74%   11.55%   -11.79%
Alliance Premier Growth Portfolio                                       6/26/92   2/23/01  -27.80%  1.89%   10.34%   -23.80%
Alliance Technology Portfolio                                           1/11/96    5/1/02  -39.53%  2.18%    3.64%   -17.27%

                                                                                        With Contract Fee*
                                                                                                  10 Years
                                                                                       10 Years or Life of
                                                                                        or Life       Sub-
                                                                             1      5   of Fund    Account
Sub-Accounts                                                              Year  Years (if less)  (if less)
----------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                   -23.26% -0.41%    7.32%    -9.24%
AIT Equity Index Fund                                                  -19.53%  1.95%    9.42%   -16.12%
AIT Government Bond Fund                                                 6.90%  5.21%    4.78%     1.95%
AIT Money Market Fund                                                    1.02%  3.40%    3.13%     3.48%
AIT Select Aggressive Growth Fund                                      -26.80% -5.02%    5.45%     2.72%
AIT Select Capital Appreciation Fund                                   -12.52%  6.51%   10.85%    10.85%
AIT Select Emerging Markets Fund                                        -8.86%    N/A   -8.52%    -8.52%
AIT Select Growth Fund                                                 -28.07% -1.27%    5.76%     6.56%
AIT Select Growth and Income Fund                                      -22.36% -1.78%    5.51%     6.15%
AIT Select International Equity Fund                                   -12.48% -1.10%    3.94%     3.94%
AIT Select Investment Grade Income Fund                                  5.89%  4.99%    4.61%     5.17%
AIT Select Strategic Growth Fund                                       -47.63%    N/A  -23.48%   -23.48%
AIT Select Strategic Income Fund                                         5.36%    N/A    6.43%     4.98%
AIT Select Value Opportunity Fund                                       -4.30%  7.16%   10.49%     4.88%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                        -24.24%    N/A   -2.06%   -19.74%
AIM V.I. Blue Chip Fund                                                -25.51%    N/A  -20.24%   -23.17%
AIM V.I. Premier Equity Fund                                           -27.84%  0.10%    8.22%   -22.97%
AIM V.I. Basic Value Fund (Series II Shares)                               N/A    N/A   -8.50%   -11.19%
AIM V.I. Capital Development Fund (Series II Shares)                   -13.06%    N/A    1.51%    -9.58%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small Cap Value Portfolio                             14.77%    N/A   13.74%    -5.88%
AllianceBernstein Value Portfolio                                       -4.11%    N/A   -4.27%    -6.36%
Alliance Growth and Income Portfolio                                   -19.14%  6.68%   11.53%   -12.12%
Alliance Premier Growth Portfolio                                      -27.84%  1.87%   10.34%   -23.87%
Alliance Technology Portfolio                                          -39.54%  2.17%    3.64%   -17.28%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                       Without Contract Fee                  With Contract Fee*
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                 10 Years or Life of
                                         Fund   Account                  or Life       Sub-                  or Life       Sub-
                                    Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund  8/22/97   2/23/01  -15.36%    N/A   -4.21%   -17.23%   -15.40%    N/A   -4.23%   -17.30%
Deutsche VIT Small Cap Index Fund    8/22/97   2/23/01  -10.01%    N/A    1.54%    -2.67%   -10.05%    N/A    1.52%    -2.73%

Eaton Vance Variable Trust
Eaton Vance VT Floating
  Rate-Income Fund                    5/1/01    5/1/01   -0.56%    N/A   -0.23%    -0.23%    -0.66%    N/A   -0.40%    -0.40%
Eaton Vance VT Worldwide Health
  Sciences Fund                       5/1/01    5/1/01  -15.28%    N/A  -13.29%   -13.29%   -15.32%    N/A  -13.36%   -13.36%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                          10/9/86    5/1/95  -11.25%  3.33%   10.62%     8.78%   -11.42%  3.16%   10.51%     8.64%
Fidelity VIP Growth Portfolio        10/9/86    5/1/95  -27.44%  2.79%   10.24%     8.65%   -27.57%  2.67%   10.14%     8.54%
Fidelity VIP High Income Portfolio   9/19/85    5/1/95  -10.36% -7.17%    1.82%    -1.32%   -10.40% -7.31%    1.70%    -1.46%
Fidelity VIP II Contrafund
  Portfolio                           1/3/95   2/23/01   -4.69%  6.37%   12.94%    -4.87%    -4.73%  6.36%   12.93%    -4.94%
Fidelity VIP III Growth & Income
  Portfolio                         12/31/96   2/23/01  -17.92%  2.30%    4.57%   -13.89%   -17.96%  2.29%    4.56%   -13.96%
Fidelity VIP III Mid Cap Portfolio  12/28/98   2/23/01    0.37%    N/A   19.55%     1.13%     0.30%    N/A   19.52%     1.03%
Fidelity VIP III Value Strategies
  Portfolio                          2/20/02    5/1/02      N/A    N/A   -7.46%   -11.81%       N/A    N/A   -7.48%   -11.82%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
  Securities Fund                     5/1/96    5/1/02  -24.64%  3.91%    6.61%    -9.23%   -24.65%  3.91%    6.60%    -9.24%
FT VIP Franklin Small Cap Fund       11/1/95   2/23/01  -22.43%  3.24%    7.65%   -18.98%   -22.47%  3.22%    7.65%   -19.04%
FT VIP Franklin Small Cap Value
  Securities Fund                     5/1/98    5/1/02    6.22%    N/A    2.94%    -6.24%     6.21%    N/A    2.94%    -6.25%
FT VIP Mutual Shares Securities
  Fund                               11/8/96   2/23/01   -9.12%  6.19%    7.35%    -2.19%    -9.32%  6.14%    7.30%    -2.48%
FT VIP Templeton Foreign
  Securities Fund                     5/1/92    5/1/02   -9.94%  0.31%    8.03%    -3.61%    -9.95%  0.31%    8.03%    -3.62%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund            8/25/97   2/23/01  -35.73%    N/A   -1.86%   -32.15%   -35.77%    N/A   -1.87%   -32.21%
INVESCO VIF Health Sciences Fund     5/22/97   2/23/01  -16.49%  8.42%    8.20%   -12.33%   -16.53%  8.40%    8.18%   -12.40%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                          9/13/93   2/23/01  -34.56%  0.36%    7.29%   -34.71%   -34.60%  0.35%    7.29%   -34.78%
Janus Aspen Growth Portfolio         9/13/93   2/23/01  -29.32%  1.87%    7.17%   -25.68%   -29.36%  1.86%    7.17%   -25.74%
Janus Aspen Growth and Income
  Portfolio                           5/1/98   2/23/01  -18.24%    N/A    6.43%   -14.77%   -18.28%    N/A    6.41%   -14.83%
Janus Aspen International Growth
  Portfolio                           5/2/94   2/23/01  -21.49%  1.86%    9.26%   -21.73%   -21.53%  1.84%    9.26%   -21.80%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                       Without Contract Fee                  With Contract Fee*
                                                                                   10 Years                            10 Years
                                                   Sub-                 10 Years or Life of                 10 Years or Life of
                                         Fund   Account                  or Life       Sub-                  or Life       Sub-
                                    Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                             Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series             5/1/00    5/1/02  -45.99%    N/A  -27.50%   -18.92%   -46.00%    N/A  -27.52%   -18.93%
MFS New Discovery Series              5/1/98    5/1/02  -23.20%    N/A    5.44%   -10.75%   -23.21%    N/A    5.43%   -10.76%
MFS Total Return Series               1/3/95    5/1/02   -3.28%  5.83%   10.19%    -4.08%    -3.30%  5.83%   10.19%    -4.10%
MFS Utilities Series                  1/3/95    5/1/02  -33.66%  1.74%    8.60%   -12.62%   -33.67%  1.74%    8.60%   -12.63%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation
  Fund/VA                             4/3/85    5/1/02  -26.97%  4.71%   11.31%   -12.58%   -26.98%  4.70%   11.31%   -12.59%
Oppenheimer Global Securities
  Fund/VA                           11/12/90    5/1/02  -12.33%  8.56%   10.78%    -7.36%   -12.34%  8.55%   10.78%    -7.38%
Oppenheimer High Income Fund/VA      4/30/86    5/1/02   -5.13% -0.45%    5.43%    -5.71%    -5.14% -0.45%    5.43%    -5.72%
Oppenheimer Main Street Growth &
  Income Fund/VA                      7/5/95    5/1/02  -12.68%  0.80%    9.11%    -7.09%   -12.69%  0.79%    9.11%    -7.10%
Oppenheimer Multiple Strategies
  Fund/VA                             2/9/87    5/1/02  -11.27%  3.60%    7.33%    -6.15%   -11.29%  3.60%    7.33%    -6.16%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio          10/31/97    5/1/01  -15.51%    N/A    3.51%   -16.27%   -15.55%    N/A    2.00%   -16.34%
Pioneer Real Estate Shares VCT
  Portfolio                           3/1/95    5/1/01   12.62%  5.12%   10.54%    16.91%    12.52%  5.08%   10.52%    16.75%

Scudder Variable Series II
Scudder Technology Growth Portfolio   5/3/99   2/23/01  -40.63%    N/A  -13.34%   -36.63%   -40.68%    N/A  -13.38%   -36.70%
SVS Dreman Financial Services
  Portfolio                           5/4/98   2/23/01   -5.52%    N/A    1.43%     0.17%    -5.58%    N/A    1.40%     0.09%

T. Rowe Price International
Series, Inc.
T. Rowe Price International Stock
  Portfolio                          3/31/94    5/1/95  -12.30% -3.99%    1.48%     1.18%   -12.39% -4.15%    1.33%     1.03%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Without Surrender Charge
                                                                                                     and Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85    5/1/02  -23.24% -0.41%    7.32%     -9.22%
AIT Equity Index Fund                                         9/28/90   10/6/00  -19.46%  1.97%    9.42%    -18.66%
AIT Government Bond Fund                                      8/26/91    5/1/02    6.92%  5.22%    4.78%      1.97%
AIT Money Market Fund                                         4/29/85   10/8/92    1.12%  3.55%    3.30%      3.33%
AIT Select Aggressive Growth Fund                             8/21/92    9/8/92  -26.76% -4.91%    5.55%      5.58%
AIT Select Capital Appreciation Fund                          4/28/95   4/28/95  -12.47%  6.63%   10.95%     10.96%
AIT Select Emerging Markets Fund                              2/20/98   2/20/98   -8.82%    N/A   -8.39%     -8.39%
AIT Select Growth Fund                                        8/21/92    9/8/92  -28.03% -1.17%    5.88%      5.91%
AIT Select Growth and Income Fund                             8/21/92    9/8/92  -22.32% -1.67%    5.63%      5.66%
AIT Select International Equity Fund                           5/2/94    5/3/94  -12.44% -0.97%    4.13%      4.13%
AIT Select Investment Grade Income Fund                       4/29/85    9/8/92    5.98%  5.15%    4.77%      4.80%
AIT Select Strategic Growth Fund                              2/20/98   2/20/98  -47.59%    N/A  -23.34%    -23.34%
AIT Select Strategic Income Fund                               7/3/00   10/6/00    5.43%    N/A    6.47%      7.03%
AIT Select Value Opportunity Fund                             4/30/93   2/20/98   -4.19%  7.31%   10.63%      5.06%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98   10/6/00  -24.19%    N/A   -2.03%    -26.95%
AIM V.I. Blue Chip Fund                                      12/29/99   10/6/00  -25.44%    N/A  -20.17%    -27.36%
AIM V.I. Premier Equity Fund                                   5/5/93   10/6/00  -27.75%  0.12%    8.23%    -23.28%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.48%    -11.17%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.04%    N/A    1.51%     -9.57%

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio                             6/26/92  10/15/99  -27.59%  2.21%   10.74%    -14.70%
AllianceBernstein Small Cap Value Portfolio (Class B)          5/1/01    5/1/02   14.79%    N/A   13.76%     -5.87%
AllianceBernstein Value Portfolio (Class B)                    5/1/01    5/1/02   -4.10%    N/A   -4.25%     -6.35%
Alliance Growth and Income Portfolio (Class B)                1/14/91   10/6/00  -18.91%  6.74%   11.55%     -7.21%
Alliance Technology Portfolio (Class B)                       1/11/96    5/1/02  -27.59%  2.21%   10.74%    -14.70%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -28.79% -1.71%    7.32%   -15.78%
AIT Equity Index Fund                                        -25.33%  0.62%    9.42%   -22.16%
AIT Government Bond Fund                                      -0.81%  3.96%    4.78%    -5.40%
AIT Money Market Fund                                         -6.31%  1.38%    1.07%     1.05%
AIT Select Aggressive Growth Fund                            -32.22% -6.83%    4.15%     4.18%
AIT Select Capital Appreciation Fund                         -18.95%  4.64%    9.49%     9.52%
AIT Select Emerging Markets Fund                             -15.53%    N/A   -9.98%    -9.98%
AIT Select Growth Fund                                       -33.25% -2.47%    5.88%     5.91%
AIT Select Growth and Income Fund                            -28.11% -3.69%    3.86%     3.88%
AIT Select International Equity Fund                         -18.93% -3.04%    2.40%     2.40%
AIT Select Investment Grade Income Fund                       -1.85%  3.02%    2.61%     2.63%
AIT Select Strategic Growth Fund                             -51.50%    N/A  -24.76%   -24.76%
AIT Select Strategic Income Fund                              -2.22%    N/A    2.52%     2.47%
AIT Select Value Opportunity Fund                            -11.28%  5.31%    8.97%     3.32%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -29.70%    N/A   -3.59%   -30.09%
AIM V.I. Blue Chip Fund                                      -30.88%    N/A  -22.58%   -30.50%
AIM V.I. Premier Equity Fund                                 -33.03% -1.21%    8.22%   -26.60%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A  -15.09%   -17.59%
AIM V.I. Capital Development Fund (Series II Shares)         -19.33%    N/A   -0.08%   -16.10%

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio                            -33.06%  0.22%    9.23%   -17.37%
AllianceBernstein Small Cap Value Portfolio (Class B)          6.50%    N/A    6.66%   -12.67%
AllianceBernstein Value Portfolio (Class B)                  -11.03%    N/A  -10.22%   -13.11%
Alliance Growth and Income Portfolio (Class B)               -24.87%  5.53%   11.54%   -11.24%
Alliance Technology Portfolio (Class B)                      -33.06%  0.22%    9.23%   -17.37%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Without Surrender Charge
                                                                                                     and Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund                           8/22/97   10/6/00  -15.35%    N/A   -4.21%    -19.99%
Deutsche VIT Small Cap Index Fund                             8/22/97   10/6/00  -10.01%    N/A    1.53%     -3.84%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund                       5/1/01    5/1/01   -0.56%    N/A   -0.23%     -0.23%
Eaton Vance VT Worldwide Health Sciences Fund                  5/1/01    5/1/01  -15.28%    N/A  -13.29%    -13.29%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                          10/9/86    5/1/95  -11.25%  3.33%   10.62%      8.78%
Fidelity VIP Growth Portfolio                                 10/9/86    5/1/95  -27.44%  2.79%   10.24%      8.65%
Fidelity VIP High Income Portfolio                            9/19/85    5/1/95  -10.36% -7.17%    1.82%     -1.32%
Fidelity VIP II Contrafund Portfolio                           1/3/95   10/6/00   -4.68%  6.37%   12.94%    -10.62%
Fidelity VIP III Growth & Income Portfolio                   12/31/96   10/6/00  -17.92%  2.30%    4.57%    -15.25%
Fidelity VIP III Mid Cap Portfolio                           12/28/98   10/6/00    0.37%    N/A   19.55%     -1.26%
Fidelity VIP III Value Strategies Portfolio                   2/20/02    5/1/02      N/A    N/A   -7.46%    -11.81%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund               5/1/96    5/1/02  -24.64%  3.91%    6.61%     -9.23%
FT VIP Franklin Small Cap Fund                                11/1/95   10/6/00  -22.43%  3.24%    7.65%    -26.32%
FT VIP Franklin Small Cap Value Securities Fund                5/1/98    5/1/02    6.22%    N/A    2.94%     -6.23%
FT VIP Mutual Shares Securities Fund                          11/8/96   10/6/00   -9.12%  6.19%    7.35%      3.95%
FT VIP Templeton Foreign Securities Fund                       5/1/92    5/1/02   -9.94%  0.31%    8.03%     -3.61%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                                     8/25/97   10/6/00  -35.72%    N/A   -1.85%    -38.32%
INVESCO VIF Health Sciences Fund                              5/22/97   10/6/00  -16.49%  8.41%    8.20%    -15.23%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                       9/13/93   10/6/00  -34.56%  0.36%    7.29%    -45.01%
Janus Aspen Growth Portfolio                                  9/13/93   10/6/00  -29.32%  1.87%    7.17%    -30.98%
Janus Aspen Growth and Income Portfolio                        5/1/98   10/6/00  -18.24%    N/A    6.43%    -19.23%
Janus Aspen International Growth Portfolio                     5/2/94   10/6/00  -21.49%  1.84%    9.26%    -27.27%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund                          -21.47%    N/A   -5.51%   -23.39%
Deutsche VIT Small Cap Index Fund                            -16.52%    N/A    0.16%    -7.93%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund                      -7.76%    N/A   -6.48%    -6.48%
Eaton Vance VT Worldwide Health Sciences Fund                -21.41%    N/A  -18.73%   -18.73%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                         -17.88%  1.21%    9.11%     7.25%
Fidelity VIP Growth Portfolio                                -32.91%  0.73%    8.79%     7.17%
Fidelity VIP High Income Portfolio                           -16.98% -9.12%    0.18%    -3.01%
Fidelity VIP II Contrafund Portfolio                         -11.61%  5.16%   12.72%   -14.46%
Fidelity VIP III Growth & Income Portfolio                   -23.88%  0.95%    3.58%   -18.87%
Fidelity VIP III Mid Cap Portfolio                            -6.94%    N/A   17.95%    -5.50%
Fidelity VIP III Value Strategies Portfolio                      N/A    N/A  -14.15%   -18.18%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund             -30.08%  2.59%    5.95%   -15.78%
FT VIP Franklin Small Cap Fund                               -28.07%  1.87%    7.10%   -29.48%
FT VIP Franklin Small Cap Value Securities Fund               -1.45%    N/A    1.33%   -13.01%
FT VIP Mutual Shares Securities Fund                         -15.73%  4.97%    6.49%    -0.49%
FT VIP Templeton Foreign Securities Fund                     -16.44% -1.00%    8.03%   -10.57%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                                    -40.38%    N/A   -3.19%   -40.96%
INVESCO VIF Health Sciences Fund                             -22.56%  7.29%    7.24%   -18.86%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio                      -39.31% -0.96%    7.19%   -47.38%
Janus Aspen Growth Portfolio                                 -34.48%  0.52%    7.06%   -33.97%
Janus Aspen Growth and Income Portfolio                      -24.17%    N/A    4.90%   -22.69%
Janus Aspen International Growth Portfolio                   -27.20%  0.50%    9.15%   -30.40%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Without Surrender Charge
                                                                                                     and Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00    5/1/02  -45.98%    N/A  -27.50%    -18.91%
MFS New Discovery Series                                       5/1/98    5/1/02  -23.20%    N/A    5.44%    -10.75%
MFS Total Return Series                                        1/3/95    5/1/02   -3.28%  5.84%   10.19%     -4.08%
MFS Utilities Series                                           1/3/95    5/1/02  -33.66%  1.74%    8.60%    -12.62%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85    5/1/02  -26.97%  4.71%   11.31%    -12.58%
Oppenheimer Global Securities Fund/VA                        11/12/90    5/1/02  -12.33%  8.56%   10.78%     -7.37%
Oppenheimer High Income Fund/VA                               4/30/86    5/1/02   -5.13% -0.45%    5.43%     -5.70%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95    5/1/02  -12.68%  0.80%    9.11%     -7.09%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87    5/1/02  -11.27%  3.60%    7.33%     -6.15%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   10/31/97    5/1/01  -15.50%    N/A    3.52%    -16.26%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95    5/1/01   12.62%  5.12%   10.54%     16.91%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   10/6/00  -40.63%    N/A  -13.34%    -46.41%
SVS Dreman Financial Services Portfolio                        5/4/98   10/6/00   -5.52%    N/A    1.43%      1.92%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94    5/1/95  -12.30% -3.99%    1.48%      1.19%

                                                                           With Surrender Charge
                                                                               and Contract Fee*
                                                                                        10 Years
                                                                             10 Years or Life of
                                                                              or Life       Sub-
                                                                   1      5   of Fund    Account
Sub-Accounts                                                    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -49.88%    N/A  -29.97%   -24.77%
MFS New Discovery Series                                     -28.75%    N/A    3.88%   -17.20%
MFS Total Return Series                                      -10.27%  4.61%    9.94%   -11.01%
MFS Utilities Series                                         -38.45%  0.41%    8.32%   -18.93%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -32.24%  3.43%   11.31%   -18.89%
Oppenheimer Global Securities Fund/VA                        -18.66%  7.45%   10.78%   -14.06%
Oppenheimer High Income Fund/VA                              -11.98% -1.75%    5.43%   -12.52%
Oppenheimer Main Street Growth & Income Fund/VA              -18.99% -0.52%    8.64%   -13.80%
Oppenheimer Multiple Strategies Fund/VA                      -17.68%  2.26%    7.33%   -12.93%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   -21.62%    N/A    0.33%   -21.50%
Pioneer Real Estate Shares VCT Portfolio                       4.47%  3.86%   10.28%     9.74%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -44.95%    N/A  -15.41%   -48.74%
SVS Dreman Financial Services Portfolio                      -12.37%    N/A   -0.18%    -2.42%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -18.80% -6.06%   -0.31%    -0.59%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Without Surrender Charge
                                                                                                     and Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                          4/29/85    5/1/02  -23.36% -0.55%    7.16%     -9.25%
AIT Equity Index Fund                                         9/28/90   7/10/01  -19.58%  1.82%    9.26%    -16.70%
AIT Government Bond Fund                                      8/26/91    5/1/02    6.76%  5.06%    4.62%      1.94%
AIT Money Market Fund                                         4/29/85   7/10/01    0.96%  3.41%    3.15%      0.90%
AIT Select Aggressive Growth Fund                             8/21/92   7/10/01  -26.87% -5.04%    5.39%    -21.58%
AIT Select Capital Appreciation Fund                          4/28/95   7/10/01  -12.60%  6.48%   10.79%     -8.25%
AIT Select Emerging Markets Fund                              2/20/98   7/10/01   -8.95%    N/A   -8.51%     -3.03%
AIT Select Growth Fund                                        8/21/92   7/10/01  -28.13% -1.30%    5.73%    -24.74%
AIT Select Growth and Income Fund                             8/21/92   7/10/01  -22.43% -1.80%    5.48%    -19.53%
AIT Select International Equity Fund                           5/2/94   7/10/01  -12.57% -1.11%    3.98%     -9.31%
AIT Select Investment Grade Income Fund                       4/29/85   7/10/01    5.81%  5.00%    4.62%      5.09%
AIT Select Strategic Growth Fund                              2/20/98   7/10/01  -47.67%    N/A  -23.45%    -42.28%
AIT Select Strategic Income Fund                               7/3/00   7/10/01    5.28%    N/A    6.34%      4.62%
AIT Select Value Opportunity Fund                             4/30/93   7/10/01   -4.33%  7.16%   10.47%     -1.95%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                                5/1/98   7/10/01  -24.31%    N/A   -2.17%    -19.21%
AIM V.I. Blue Chip Fund                                      12/29/99   7/10/01  -25.56%    N/A  -20.29%    -21.71%
AIM V.I. Premier Equity Fund                                   5/5/93   7/10/01  -27.87% -0.02%    8.07%    -24.76%
AIM V.I. Basic Value Fund (Series II Shares)                  9/10/01    5/1/02      N/A    N/A   -8.59%    -11.19%
AIM V.I. Capital Development Fund (Series II Shares)           5/1/98    5/1/02  -13.17%    N/A    1.36%     -9.59%

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio                             6/26/92   7/10/01  -27.72%  1.79%   10.21%    -23.77%
AllianceBernstein Small Cap Value Portfolio (Class B)          5/1/01    5/1/02   14.62%    N/A   13.59%     -5.89%
AllianceBernstein Value Portfolio (Class B)                    5/1/01    5/1/02   -4.24%    N/A   -4.39%     -6.37%
Alliance Growth and Income Portfolio (Class B)                1/14/91   7/10/01  -19.05%  6.58%   11.38%    -16.78%
Alliance Technology Portfolio (Class B)                       1/11/96    5/1/02  -27.72%  1.79%   10.21%    -23.77%

                                                                            With Surrender Charge
                                                                                and Contract Fee*
                                                                                         10 Years
                                                                              10 Years or Life of
                                                                            or Life of       Sub-
                                                                   1      5       Fund    Account
Sub-Accounts                                                    Year  Years  (if less)  (if less)
-------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                         -28.90% -1.86%    7.16%    -15.80%
AIT Equity Index Fund                                        -25.51% -0.82%    7.68%    -22.83%
AIT Government Bond Fund                                      -0.96%  3.80%    4.62%     -5.43%
AIT Money Market Fund                                         -6.49%  0.23%    0.69%     -6.55%
AIT Select Aggressive Growth Fund                            -32.18% -7.53%    3.99%    -27.28%
AIT Select Capital Appreciation Fund                         -18.95%  3.75%    9.11%    -14.92%
AIT Select Emerging Markets Fund                             -15.57%    N/A  -11.26%    -10.08%
AIT Select Growth Fund                                       -33.43% -3.76%    4.02%    -30.28%
AIT Select Growth and Income Fund                            -28.07% -4.47%    3.70%    -25.38%
AIT Select International Equity Fund                         -19.00% -3.94%    2.05%    -15.98%
AIT Select Investment Grade Income Fund                       -2.02%  1.79%    2.25%     -2.69%
AIT Select Strategic Growth Fund                             -51.47%    N/A  -25.67%    -46.47%
AIT Select Strategic Income Fund                              -2.45%    N/A    2.31%     -3.06%
AIT Select Value Opportunity Fund                            -11.31%  4.18%    8.69%     -9.10%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                              -29.84%    N/A   -4.91%    -25.10%
AIM V.I. Blue Chip Fund                                      -31.00%    N/A  -23.76%    -27.43%
AIM V.I. Premier Equity Fund                                 -33.15% -2.59%    6.63%    -30.27%
AIM V.I. Basic Value Fund (Series II Shares)                     N/A    N/A  -15.20%    -17.61%
AIM V.I. Capital Development Fund (Series II Shares)         -19.44%    N/A   -0.23%    -16.12%

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio                            -33.10% -0.66%    8.77%    -29.45%
AllianceBernstein Small Cap Value Portfolio (Class B)          6.34%    N/A    6.51%    -12.69%
AllianceBernstein Value Portfolio (Class B)                  -11.16%    N/A  -10.36%    -13.14%
Alliance Growth and Income Portfolio (Class B)               -25.09%  3.87%    9.74%    -22.98%
Alliance Technology Portfolio (Class B)                      -33.10% -0.66%    8.77%    -29.45%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                    Without Surrender Charge
                                                                            and Contract Fee
                                                                                    10 Years
                                                   Sub-                  10 Years or Life of
                                         Fund   Account                or Life of       Sub-
                                    Inception Inception       1      5       Fund    Account
Sub-Accounts                             Date      Date    Year  Years  (if less)  (if less)
--------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund  8/22/97   7/10/01  -15.49%    N/A   -4.35%    -12.54%
Deutsche VIT Small Cap Index Fund    8/22/97   7/10/01  -10.14%    N/A    1.38%     -3.57%

Eaton Vance Variable Trust
Eaton Vance VT Floating
  Rate-Income Fund                    5/1/01   7/10/01      N/A    N/A   -0.77%     -0.74%
Eaton Vance VT Worldwide Health
  Sciences Fund                       5/1/01   7/10/01      N/A    N/A  -13.57%    -15.45%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                          10/9/86   7/10/01  -11.39%  3.18%   10.46%     -8.89%
Fidelity VIP Growth Portfolio        10/9/86   7/10/01  -27.55%  2.65%   10.08%    -23.08%
Fidelity VIP High Income Portfolio   9/19/85   7/10/01  -10.49% -7.30%    1.67%    -10.46%
Fidelity VIP II Contrafund
  Portfolio                           1/3/95   7/10/01   -4.83%  6.21%   12.77%     -3.10%
Fidelity VIP III Growth & Income
  Portfolio                         12/31/96   7/10/01  -18.04%  2.15%    4.42%    -14.57%
Fidelity VIP III Mid Cap Portfolio  12/28/98   7/10/01    0.22%    N/A   19.37%      1.70%
Fidelity VIP III Value Strategies
  Portfolio                          2/20/02    5/1/02      N/A    N/A   -7.51%    -11.83%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
  Securities Fund                     5/1/96    5/1/02  -24.75%  3.76%    6.45%     -9.25%
FT VIP Franklin Small Cap Fund       11/1/95   7/10/01  -22.55%  3.08%    7.50%    -16.77%
FT VIP Franklin Small Cap Value
  Securities Fund                     5/1/98    5/1/02    6.07%    N/A    2.79%     -6.26%
FT VIP Mutual Shares Securities
  Fund                               11/8/96   7/10/01   -9.26%  6.04%    7.19%     -8.09%
FT VIP Templeton Foreign
  Securities Fund                     5/1/92    5/1/02  -10.07%  0.17%    7.87%     -3.63%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund            8/25/97   7/10/01  -35.83%    N/A   -2.00%    -28.80%
INVESCO VIF Health Sciences Fund     5/22/97   7/10/01  -16.62%  8.26%    8.04%    -13.03%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                          9/13/93   7/10/01  -34.66%  0.22%    7.14%    -29.79%
Janus Aspen Growth Portfolio         9/13/93   7/10/01  -29.43%  1.72%    7.01%    -24.94%
Janus Aspen Growth and Income
  Portfolio                           5/1/98   7/10/01  -18.36%    N/A    6.27%    -15.16%
Janus Aspen International Growth
  Portfolio                           5/2/94   7/10/01  -21.57%  1.74%    9.12%    -18.21%




                                                       With Surrender Charge
                                                           and Contract Fee*
                                                                    10 Years
                                                        10 Years  or Life of
                                                      or Life of        Sub-
                                           1       5        Fund     Account
Sub-Accounts                            Year   Years   (if less)   (if less)
----------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund  -21.60%     N/A    -7.24%     -18.87%
Deutsche VIT Small Cap Index Fund    -16.65%     N/A    -1.88%     -10.55%

Eaton Vance Variable Trust
Eaton Vance VT Floating
  Rate-Income Fund                       N/A     N/A    -7.07%      -7.97%
Eaton Vance VT Worldwide Health
  Sciences Fund                          N/A     N/A   -19.06%     -21.62%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                          -17.96%   0.26%     8.95%     -15.64%
Fidelity VIP Growth Portfolio        -32.87%   0.11%     8.70%     -28.72%
Fidelity VIP High Income Portfolio   -17.05% -10.15%    -0.08%     -17.02%
Fidelity VIP II Contrafund
  Portfolio                          -11.76%   3.60%    11.34%     -10.16%
Fidelity VIP III Growth & Income
  Portfolio                          -23.99%  -0.50%     1.83%     -20.76%
Fidelity VIP III Mid Cap Portfolio    -7.09%     N/A    16.50%      -5.71%
Fidelity VIP III Value Strategies
  Portfolio                              N/A     N/A   -14.20%     -18.20%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
  Securities Fund                    -30.19%   2.43%     5.79%     -15.81%
FT VIP Franklin Small Cap Fund       -28.21%   0.35%     5.30%     -22.85%
FT VIP Franklin Small Cap Value
  Securities Fund                     -1.60%     N/A     1.18%     -13.03%
FT VIP Mutual Shares Securities
  Fund                               -15.87%   3.10%     4.36%     -14.79%
FT VIP Templeton Foreign
  Securities Fund                    -16.57%  -1.14%     7.87%     -10.59%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund            -40.49%     N/A    -4.72%     -33.97%
INVESCO VIF Health Sciences Fund     -22.68%   5.77%     5.64%     -19.35%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                          -39.40%  -2.10%     5.67%     -34.88%
Janus Aspen Growth Portfolio         -34.61%  -0.80%     5.26%     -30.45%
Janus Aspen Growth and Income
  Portfolio                          -24.29%     N/A     3.73%     -21.32%
Janus Aspen International Growth
  Portfolio                          -27.27%  -0.91%     7.53%     -24.15%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                                             Without Surrender Charge
                                                                                                     and Contract Fee
                                                                                                             10 Years
                                                                            Sub-                  10 Years or Life of
                                                                  Fund   Account                or Life of       Sub-
                                                             Inception Inception       1      5       Fund    Account
Sub-Accounts                                                      Date      Date    Year  Years  (if less)  (if less)
----------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                      5/1/00    5/1/02  -46.07%    N/A  -27.61%    -18.94%
MFS New Discovery Series                                       5/1/98    5/1/02  -23.31%    N/A    5.28%    -10.77%
MFS Total Return Series                                        1/3/95    5/1/02   -3.43%  5.68%   10.03%     -4.11%
MFS Utilities Series                                           1/3/95    5/1/02  -33.75%  1.59%    8.44%    -12.64%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                       4/3/85    5/1/02  -27.08%  4.55%   11.14%    -12.60%
Oppenheimer Global Securities Fund/VA                        11/12/90    5/1/02  -12.46%  8.40%   10.61%     -7.39%
Oppenheimer High Income Fund/VA                               4/30/86    5/1/02   -5.27% -0.60%    5.27%     -5.73%
Oppenheimer Main Street Growth & Income Fund/VA                7/5/95    5/1/02  -12.81%  0.65%    8.95%     -7.11%
Oppenheimer Multiple Strategies Fund/VA                        2/9/87    5/1/02  -11.41%  3.45%    7.17%     -6.17%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   10/31/97   7/10/01  -15.63%    N/A    3.37%    -12.63%
Pioneer Real Estate Shares VCT Portfolio                       3/1/95   7/10/01   12.45%  4.96%   10.38%     14.19%

Scudder Variable Series II
Scudder Technology Growth Portfolio                            5/3/99   7/10/01  -40.73%    N/A  -13.47%    -33.21%
SVS Dreman Financial Services Portfolio                        5/4/98   7/10/01   -5.67%    N/A    1.28%     -2.51%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                   3/31/94   7/10/01  -12.43% -4.12%    1.35%     -8.86%

                                                                            With Surrender Charge
                                                                                and Contract Fee*
                                                                                         10 Years
                                                                              10 Years or Life of
                                                                            or Life of       Sub-
                                                                   1      5       Fund    Account
Sub-Accounts                                                    Year  Years  (if less)  (if less)
-------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                                    -49.96%    N/A  -30.08%    -24.79%
MFS New Discovery Series                                     -28.86%    N/A    3.72%    -17.22%
MFS Total Return Series                                      -10.41%  4.45%    9.77%    -11.04%
MFS Utilities Series                                         -38.54%  0.26%    8.16%    -18.95%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA                     -32.35%  3.27%   11.14%    -18.91%
Oppenheimer Global Securities Fund/VA                        -18.78%  7.29%   10.61%    -14.08%
Oppenheimer High Income Fund/VA                              -12.11% -1.90%    5.27%    -12.54%
Oppenheimer Main Street Growth & Income Fund/VA              -19.11% -0.67%    8.47%    -13.82%
Oppenheimer Multiple Strategies Fund/VA                      -17.81%  2.10%    7.17%    -12.95%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                                   -21.75%    N/A    0.42%    -18.97%
Pioneer Real Estate Shares VCT Portfolio                       4.30%  1.61%    8.42%      5.91%

Scudder Variable Series II
Scudder Technology Growth Portfolio                          -45.04%    N/A  -15.97%    -38.07%
SVS Dreman Financial Services Portfolio                      -12.51%    N/A   -1.86%     -9.58%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                  -18.87% -6.99%   -0.65%    -15.56%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Allmerica Select

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the natio's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus.

Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your

Allmerica Select representative or call 1-800-366-1492.

Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC. Allmerica Select is a division of the issuing companies.


THE ALLMERICA FINANCIAL COMPANIES

First Allmerica Financial Life Insurance Company

.. Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company .. Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company .. Citizens Insurance Company of America . Citizens Management Inc.

440 Lincoln Street, Worcester, Massachusetts 01653

AS-686 (6/02)

Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-8116), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on August 21, 2002. Accession number
0000927016-02-004243.